Effects of Changes in Group's Ownership Interests in Subsidiaries on Group's Equity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to the Group	$ 20,890		$ 24,408	$ 6,927
Transfers from the noncontrolling interest
Increase in the Group's additional paid-in capital for transfer of noncontrolling interest	2,541
Net transfers from noncontrolling interest	1,166
Changes from net income attributable to the Group and transfers from noncontrolling interest	22,056		24,408	6,927
Beijing Joysee Technology Co., Ltd ("Joysee")
Transfers from the noncontrolling interest
Decrease in the Group's additional paid-in capital for transfer of noncontrolling interest	(215)	[1]
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Transfers from the noncontrolling interest
Increase in the Group's additional paid-in capital for transfer of noncontrolling interest	$ 1,381	[2]

[1]	Pursuant to agreements dated June 20, 2014, the Group transferred 17.9% equity interests in Joysee to Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), an entity that is held mainly by employees of Joysee and who held 5.2% of the equity interest in Joysee before the equity transfer. As a result of this transaction, the Group, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd., held 46.9%, 23.1% and 30% of the equity interests in Joysee, respectively. According to the article of association of Joysee, N-S Information Technology is entitled to recommend for appointment three out of the five members to the board of directors of Joysee. The Group is still considered to have the ability to control Joysee accordingly. The Group has accounted for the transfer of equity interest as stock based compensation. Stock based compensation of $963 has been recorded for the year ended December 31, 2014 accordingly.
[2]	Pursuant to a series of agreements dated April 30, 2014, Cyber Cloud acquired 100% equity interest in Xinsi Yijia from Yuewu Yuntian and Holch Capital, and in exchange, Yuewu Yuntian and Holch Capital obtained certain noncontrolling interests in Cyber Cloud. Moreover, Super TV transferred its remaining equity interest in Cyber Cloud to CSM Holdings. As a result of these transactions, CSM Holdings, Yuewu Yuntian and Holch Capital held 75%, 15% and 10% of the equity interest in Cyber Cloud, respectively (Note 5(a)).